Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 117,748,751.90
Total Fee Amount	16,261.11
Total Offset Amount	0.00
Net Fee	$ 16,261.11
Offering Table N/A
Offset Table N/A	N/A